Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2019
Debt securities in issue
Schedule of Debt Securities

	30 June 2019			31 December 2018
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,930	39,404	47,334	7,032	37,490	44,522
Covered bonds	—	30,479	30,479	—	28,194	28,194
Certificates of deposit	—	12,167	12,167	—	12,020	12,020
Securitisation notes	52	5,261	5,313	53	5,426	5,479
Commercial paper	—	10,504	10,504	—	8,038	8,038
	7,982	97,815	105,797	7,085	91,168	98,253